General Information	12 Months Ended
Dec. 31, 2021
General information [abstract]
General information
1	General Information
Sinopec Shanghai Petrochemical Company Limited (“the Company”), formerly Shanghai Petrochemical Company Limited, was established in the People’s Republic of China (“the PRC”) on 29 June 1993 with registered capital of RMB4,000,000 thousand, invested by its holding company-China National Petrochemical Corporation (“Sinopec Group”); these shares were converted from assets of former Shanghai Petrochemical Complex.
H shares were listed on the Hong Kong Stock Exchange on 26 July 1993, and listed on the New York Stock Exchange in the form of American Depositary Shares at the same time; the A shares were listed on the Shanghai Stock Exchange on 8 November 1993.
Sinopec Group completed its reorganization on 25 February 2000. After the reorganization, China Petroleum & Chemical Corporation (“Sinopec Corp.”) was established. As part of the reorganization, Sinopec Group transferred its 4,000,000,000 of the Company’s state-owned legal shares, which represented 55.56 percent of the issued share capital of the Company, to Sinopec Corp.. Sinopec Corp. became the largest shareholder of the Company.
The Company changed its name to Sinopec Shanghai Petrochemical Company Limited on 12 October 2000.
Ordinary A shares of RMB14,177 thousand and RMB9,637 thousand were registered on 27 September 2017 and 12 January 2018.
As at 31 December 2021, total share capital of the Company were RMB10,823,814 thousand,
1
Yuan per share. Detailed changes to share capital refers to note 31.
The Company and its subsidiaries (“the Group”) is a highly integrated entity which processes crude oil into synthetic fibres, resins and plastics, intermediate petrochemicals and petroleum products.
Details of the Company’s principal subsidiaries are set out in note 19.